Derivative Liabilities (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) mo	Jan. 31, 2015 USD ($) mo
Derivative Liabilities 1		112.00%
Derivative Liabilities 2		25.00%
Derivative Liabilities 3 | mo		6
Derivative Liabilities 4		1.00%
Derivative Liabilities 5		2
Derivative Liabilities 6		25.00%
Derivative Liabilities 7 | mo		6
Derivative Liabilities 8		1.00%
Derivative Liabilities 9		1.00%
Derivative Liabilities 10		70.00%
Derivative Liabilities 11		$ 520,552
Derivative Liabilities 12		6,440
Derivative Liabilities 13		382,173
Derivative Liabilities 14		382,173
Derivative Liabilities 15		172,968
Derivative Liabilities 16		182,348
Derivative Liabilities 17		26,859
Derivative Liabilities 18		482,697
Derivative Liabilities 19		216,705
Derivative Liabilities 20		$ 256,748
Derivative Liabilities 21		2,500,000
Derivative Liabilities 22		$ 0.0264
Derivative Liabilities 1	117
Derivative Liabilities 2	131.00%
Derivative Liabilities 3	5.00%
Derivative Liabilities 4 | mo	6
Derivative Liabilities 5	1.00%
Derivative Liabilities 6	2
Derivative Liabilities 7	5.00%
Derivative Liabilities 8 | mo	6
Derivative Liabilities 9	1.00%
Derivative Liabilities 10	1.00%
Derivative Liabilities 11	70.00%
Derivative Liabilities 12	$ 36,552
Derivative Liabilities 13	547,615
Derivative Liabilities 14	411,247
Derivative Liabilities 15	15,276
Derivative Liabilities 16	394,872
Derivative Liabilities 17	27,958
Derivative Liabilities 18	83,999
Derivative Liabilities 19	60,839
Derivative Liabilities 20	$ 656,034